UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   August 15, 2011
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$187,562 (thousands)

List of Other Included Managers:

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
FORM 13F INFORMATION TABLE                   Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: June 30, 2011                                                                      Item 8:
          Item 1:                Item 2:      Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of               Title of       CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other     (a)    (b)  (c)
           Issuer                 Class        Number    Market      or     Prn  Call Discr.   Mgrs     Sole   SharedNone
                                                         Value   Principal
                                                        (X$1000)   Amount
ACE LTD                     SHS              H0023R105      4,627    70,291  SH        SOLE              70,291
AMERICAN INTL GROUP INC     COM              026874784      1,834    62,568  SH        SOLE              62,568
BLACKROCK KELSO CAPITAL C   COM              092533108        897   100,000  SH        SOLE             100,000
CABLEVISION SYS CORP        CL A NY CABLVS   12686C109      6,723   185,670  SH        SOLE             185,670
CAPITAL ONE FINL CORP       COM              14040H105      4,083    79,020  SH        SOLE              79,020
CARMIKE CINEMAS INC         CL A NY CABLVS    143436400     1,443   208,833  SH        SOLE             208,833
CINEMARK HOLDINGS INC       COM              17243V102      3,428   165,534  SH        SOLE             165,534
CREXUS INVT CORP            COM               226553105       901    81,109  SH        SOLE              81,109
DISCOVERY COMMUNICATNS NE   COM SER A        25470F104      1,372    33,496  SH        SOLE              33,496
EATON VANCE LTD DUR INCOM   COM              27828H105        502    30,500  SH        SOLE              30,500
EQUINIX INC                 COM              29444U502     13,767   136,276  SH        SOLE             136,276
FIFTH THIRD BANCORP         COM               316773100       701    55,000  SH        SOLE              55,000
FOREST OIL CORP             COM PAR $0.01     346091705     4,006   150,000  SH        SOLE             150,000
GAIN CAP HLDGS INC          COM              36268W100      1,373   201,600  SH        SOLE             201,600
HUNTINGTON INGALLS INDS I   NY REG SH         446413106     1,881    54,510  SH        SOLE              54,510
KONINKLIJKE PHILIPS ELECT   COM               500472303     4,248   165,434  SH        SOLE             165,434
LAS VEGAS SANDS CORP        COM               517834107    16,434   389,348  SH        SOLE             389,348
LONE PINE RES INC           COM              54222A106      3,641   342,856  SH        SOLE             342,856
MEDLEY CAP CORP             COM              58503F106      2,757   234,846  SH        SOLE             234,846
METLIFE INC                 COM              59156R108      9,166   208,937  SH        SOLE             208,937
MGIC INVT CORP WIS          COM               552848103     1,724   289,761  SH        SOLE             289,761
MOSAIC CO NEW               COM              61945C103      4,704    69,454  SH        SOLE              69,454
PENNANTPARK FLOATING RATE   COM              70806A106      1,647   129,797  SH        SOLE             129,797
PLAINS EXPL& PRODTN CO      CL A              726505100    18,439   483,705  SH        SOLE             483,705
RADIOSHACK CORP             COM               750438103     1,398   105,000  SH        SOLE             105,000
SAVVIS INC                  COM               805423308     6,500   164,424  SH        SOLE             164,424
SCRIPPS E W CO OHIO         COM               811054402       267    27,610  SH        SOLE              27,610
SEAHAWK DRILLING INC        COM              81201R107        317    55,685  SH        SOLE              55,685
SPDR S&P 500 ETF TR         TR UNIT          78462F103      2,903    22,000  SH        SOLE              22,000
STARWOOD HOTELS&RESORTS W   COM              85590A401        297     5,300  SH        SOLE               5,300
SUMMIT HOTEL PPTYS INC      COM               866082100     1,888   166,311  SH        SOLE             166,311
VODAFONE GROUP PLC NEW      SPONS ADR        92857W209      8,635   323,155  SH        SOLE             323,155
WELLS FARGO & CO NEW        COM               949746101     4,208   149,952  SH        SOLE             149,952
WYNDHAM WORLDWIDE CORP      COM              98310W108     17,608   523,261  SH        SOLE             523,261
XEROX CORP                  COM               984121103    11,734 1,127,166  SH        SOLE           1,127,166
XL GROUP PLC                COM              G98290102     10,740   488,621  SH        SOLE             488,621
YAHOO INC                   COM               984332106     7,755   515,643  SH        SOLE             515,643
ZORAN CORP                  COM              98975F101      3,014   358,800  SH        SOLE             358,800
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